10-K Intangible Assets, Net (Estimated Future Amortization Expense of Amortizable Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
For the year ending December 31, 2023	$ 141,755	$ 153,457
For the year ending December 31, 2024	124,919	135,884
For the year ending December 31, 2025	109,325	119,071
For the year ending December 31, 2026	$ 95,730	103,541
For the year ending December 31, 2027		$ 89,959